Submission	Jun. 10, 2026
Submission [Line Items]
Central Index Key	0002065779
Registrant Name	D. Boral ARC Acquisition I Corp
Registration File Number	333-295869
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A